Intangible assets, net - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 3,227
Finite-Lived Intangible Asset, Expected Amortization, Year Two	3,060
Finite-Lived Intangible Asset, Expected Amortization, Year Three	2,543
Finite-Lived Intangible Asset, Expected Amortization, Year Four	1,281
Finite-Lived Intangible Asset, Expected Amortization, After Year Four	483
Intangible assets, net	$ 10,594	$ 11,254